Segment and Geographic Information - Fixed Assets Less Accumulated Depreciation by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	$ 13,041	$ 52,153
Impairment of long-lived assets	36,553	0	$ 0
North America
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	11,663	10,609
Europe
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	1,140	20,725
Latin America
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	143	170
Middle East
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	36	20,543
Other
Segment Reporting Information [Line Items]
Total fixed assets less accumulated deprecation by geographic area	$ 59	$ 106